UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07639

T. Rowe Price Equity Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Hedged Equity Fund

Investor Class (PHEFX)

This annual shareholder report contains important information about Hedged Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity Fund - Investor Class	$79	0.75%

What drove fund performance during the past 12 months?

  Major U.S. stock indexes rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Versus the S&P 500 Index, the Hedged Equity Fund’s equity index put options were additive to relative results during the trailing 12 months. The fund’s exposure to U.S. Treasury futures also contributed to relative results.

  The derivatives hedge that reduces the fund’s net equity exposure detracted from relative results given the strong equity market for the full year. The risk-based dynamic equity allocation process further weighed on relative results.

  The Hedged Equity Fund seeks capital appreciation by investing in U.S. large-cap equities while aiming to deliver a lower risk profile, especially during significant equity downturns, by investing in multiple tail risk mitigating strategies. The fund uses an approach to risk estimation that gives more weight to extreme negative returns.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
7/5/23	10,000	10,000	10,000
9/30/23	9,810	9,685	9,679
12/31/23	10,724	10,855	10,810
3/31/24	11,679	11,942	11,951
6/30/24	12,071	12,326	12,463
9/30/24	12,624	13,094	13,197
12/31/24	12,763	13,439	13,515
3/31/25	12,484	12,804	12,938
6/30/25	13,279	14,212	14,353
9/30/25	14,022	15,373	15,519
12/31/25	14,188	15,743	15,931

202501-4140694, 202601-5113251

F1544-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 7/5/23
Hedged Equity Fund (Investor Class)	11.17%	15.09%
Russell 3000 Index (Regulatory Benchmark)	17.15	20.00
S&P 500 Index (Strategy Benchmark)	17.88	20.58

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,863,399
  Number of Portfolio Holdings349
  Investment Advisory Fees Paid (000s)$1,352
  Portfolio Turnover Rate54.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	31.6%
Financials	13.1
Health Care	9.6
Consumer Discretionary	9.0
Communication Services	8.9
Industrials & Business Services	6.8
Consumer Staples	4.6
Energy	2.7
Utilities	2.6
Other	11.1

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Apple	5.6
Microsoft	5.4
Alphabet	4.6
Amazon.com	3.2
Broadcom	2.5
Meta Platforms	2.1
Tesla	1.7
Eli Lilly	1.3
JPMorgan Chase	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Hedged Equity Fund

Investor Class (PHEFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Hedged Equity Fund

I Class (PHEIX)

This annual shareholder report contains important information about Hedged Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity Fund - I Class	$52	0.49%

What drove fund performance during the past 12 months?

  Major U.S. stock indexes rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Versus the S&P 500 Index, the Hedged Equity Fund’s equity index put options were additive to relative results during the trailing 12 months. The fund’s exposure to U.S. Treasury futures also contributed to relative results.

  The derivatives hedge that reduces the fund’s net equity exposure detracted from relative results given the strong equity market for the full year. The risk-based dynamic equity allocation process further weighed on relative results.

  The Hedged Equity Fund seeks capital appreciation by investing in U.S. large-cap equities while aiming to deliver a lower risk profile, especially during significant equity downturns, by investing in multiple tail risk mitigating strategies. The fund uses an approach to risk estimation that gives more weight to extreme negative returns.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
7/5/23	500,000	500,000	500,000
9/30/23	490,500	484,266	483,935
12/31/23	536,829	542,726	540,515
3/31/24	585,083	597,103	597,571
6/30/24	604,687	616,306	623,170
9/30/24	633,338	654,697	659,853
12/31/24	641,080	671,937	675,750
3/31/25	627,121	640,208	646,881
6/30/25	667,447	710,575	717,665
9/30/25	705,705	768,673	775,972
12/31/25	714,186	787,143	796,574

202501-4140694, 202601-5113251

F1545-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 7/5/23
Hedged Equity Fund (I Class)	11.40%	15.40%
Russell 3000 Index (Regulatory Benchmark)	17.15	20.00
S&P 500 Index (Strategy Benchmark)	17.88	20.58

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,863,399
  Number of Portfolio Holdings349
  Investment Advisory Fees Paid (000s)$1,352
  Portfolio Turnover Rate54.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	31.6%
Financials	13.1
Health Care	9.6
Consumer Discretionary	9.0
Communication Services	8.9
Industrials & Business Services	6.8
Consumer Staples	4.6
Energy	2.7
Utilities	2.6
Other	11.1

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Apple	5.6
Microsoft	5.4
Alphabet	4.6
Amazon.com	3.2
Broadcom	2.5
Meta Platforms	2.1
Tesla	1.7
Eli Lilly	1.3
JPMorgan Chase	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Hedged Equity Fund

I Class (PHEIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Hedged Equity Fund

Z Class (PZHEX)

This annual shareholder report contains important information about Hedged Equity Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Hedged Equity Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Major U.S. stock indexes rose in 2025. After a challenging start to the year stemming from new U.S. tariffs, equities advanced as economic growth and corporate earnings remained favorable, investors favored artificial intelligence-related and other high-growth businesses, and Congress passed tax legislation that should help stimulate the economy. In addition, signs of a weakening labor market prompted the Federal Reserve to resume reducing short-term interest rates in the latter part of the year. The central bank lowered rates in September, October, and December.

  Versus the S&P 500 Index, the Hedged Equity Fund’s equity index put options were additive to relative results during the trailing 12 months. The fund’s exposure to U.S. Treasury futures also contributed to relative results.

  The derivatives hedge that reduces the fund’s net equity exposure detracted from relative results given the strong equity market for the full year. The risk-based dynamic equity allocation process further weighed on relative results.

  The Hedged Equity Fund seeks capital appreciation by investing in U.S. large-cap equities while aiming to deliver a lower risk profile, especially during significant equity downturns, by investing in multiple tail risk mitigating strategies. The fund uses an approach to risk estimation that gives more weight to extreme negative returns.

  The fund held material exposure to various types of derivatives, which are used to efficiently access or adjust exposure to certain market segments and/or to manage portfolio volatility. Exposure to these derivatives detracted from total returns.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
7/5/23	10,000	10,000	10,000
9/30/23	9,840	9,685	9,679
12/31/23	10,781	10,855	10,810
3/31/24	11,757	11,942	11,951
6/30/24	12,170	12,326	12,463
9/30/24	12,754	13,094	13,197
12/31/24	12,929	13,439	13,515
3/31/25	12,669	12,804	12,938
6/30/25	13,489	14,212	14,353
9/30/25	14,277	15,373	15,519
12/31/25	14,473	15,743	15,931

202501-4140694, 202601-5113251

F1546-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 7/5/23
Hedged Equity Fund (Z Class)	11.95%	16.01%
Russell 3000 Index (Regulatory Benchmark)	17.15	20.00
S&P 500 Index (Strategy Benchmark)	17.88	20.58

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$3,863,399
  Number of Portfolio Holdings349
  Investment Advisory Fees Paid (000s)$1,352
  Portfolio Turnover Rate54.5%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	31.6%
Financials	13.1
Health Care	9.6
Consumer Discretionary	9.0
Communication Services	8.9
Industrials & Business Services	6.8
Consumer Staples	4.6
Energy	2.7
Utilities	2.6
Other	11.1

Top Ten Holdings (as a % of Net Assets)

NVIDIA	6.5%
Apple	5.6
Microsoft	5.4
Alphabet	4.6
Amazon.com	3.2
Broadcom	2.5
Meta Platforms	2.1
Tesla	1.7
Eli Lilly	1.3
JPMorgan Chase	1.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Hedged Equity Fund

Z Class (PZHEX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$46,217	$23,525
Audit-Related Fees	-	-
Tax Fees	64,717	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PHEFX Hedged Equity Fund
PHEIX Hedged Equity Fund–
.
I Class
PZHEX Hedged Equity Fund–
.
Z Class

T. ROWE PRICE Hedged Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
.. Year ..
.. Ended .
7/5/23
(1)
Through
12/31/23 12/31/25 12/31/24
NET ASSET VALUE
Beginning of period $ 12.36 $ 10.67 $ 10.00
Investment activities
Net investment income
(2)(3)
0.08 0.10 0.06
Net realized and unrealized gain/loss 1.30 1.94 0.67
Total from investment activities 1.38 2.04 0.73
Distributions
Net investment income (0.11) (0.15) (0.05)
Net realized gain (0.65) (0.20) (0.01)
Total distributions (0.76) (0.35) (0.06)
NET ASSET VALUE
End of period $ 12.98 $ 12.36 $ 10.67
Ratios/Supplemental Data
Total return
(3)(4)
11.17% 19.01% 7.24%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.90% 0.99% 1.35%
(5)
Net expenses after waivers/payments by Price
Associates 0.75% 0.75% 0.82%
(5)
Net investment income 0.66% 0.84% 1.21%
(5)
Portfolio turnover rate 54.5% 40.7% 16.1%
Net assets, end of period (in thousands) $7,038 $3,889 $353
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Hedged Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
7/5/23
(1)
Through
12/31/23 12/31/25 12/31/24
NET ASSET VALUE
Beginning of period $ 12.40 $ 10.68 $ 10.00
Investment activities
Net investment income
(2)(3)
0.12 0.14 0.08
Net realized and unrealized gain/loss 1.30 1.95 0.66
Total from investment activities 1.42 2.09 0.74
Distributions
Net investment income (0.13) (0.17) (0.05)
Net realized gain (0.65) (0.20) (0.01)
Total distributions (0.78) (0.37) (0.06)
NET ASSET VALUE
End of period $ 13.04 $ 12.40 $ 10.68
Ratios/Supplemental Data
Total return
(3)(4)
11.40% 19.42% 7.37%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.49% 0.47% 0.53%
(5)
Net expenses after waivers/payments by Price
Associates 0.49% 0.47% 0.53%
(5)
Net investment income 0.91% 1.11% 1.54%
(5)
Portfolio turnover rate 54.5% 40.7% 16.1%
Net assets, end of period (in millions) $408 $456 $113
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Hedged Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
7/5/23
(1)
Through
12/31/23 12/31/25 12/31/24
NET ASSET VALUE
Beginning of period $ 12.46 $ 10.71 $ 10.00
Investment activities
Net investment income
(2)(3)
0.18 0.19 0.10
Net realized and unrealized gain/loss 1.31 1.96 0.68
Total from investment activities 1.49 2.15 0.78
Distributions
Net investment income (0.19) (0.20) (0.06)
Net realized gain (0.65) (0.20) (0.01)
Total distributions (0.84) (0.40) (0.07)
NET ASSET VALUE
End of period $ 13.11 $ 12.46 $ 10.71
Ratios/Supplemental Data
Total return
(3)(4)
11.95% 19.92% 7.81%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0.46% 0.46% 0.53%
(5)
Net expenses after waivers/payments by Price
Associates 0.00% 0.00% 0.00%
(5)
Net investment income 1.40% 1.60% 2.05%
(5)
Portfolio turnover rate 54.5% 40.7% 16.1%
Net assets, end of period (in millions) $3,448 $3,333 $3,071
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Hedged Equity Fund
December 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  91.8%
COMMUNICATION SERVICES  8.9%
Diversified Telecommunication Services  0.2%
AT&T  92,596 2,300
Verizon Communications  109,495 4,460
6,760
Entertainment  1.0%
Electronic Arts  10,240 2,092
Liberty Media Corp-Liberty Formula One, Class C (1) 14,813 1,459
Netflix (1) 232,010 21,753
Spotify Technology (1) 2,854 1,657
TKO Group Holdings  25,510 5,332
Walt Disney  47,997 5,461
37,754
Interactive Media & Services  6.7%
Alphabet, Class A  221,550 69,345
Alphabet, Class C  343,826 107,893
Meta Platforms, Class A  123,423 81,470
258,708
Media  0.0%
Comcast, Class A  42,700 1,276
1,276
Wireless Telecommunication Services  1.0%
T-Mobile U.S.  183,430 37,244
37,244
Total Communication Services 341,742
CONSUMER DISCRETIONARY  9.0%
Automobiles  1.8%
General Motors  63,863 5,193
Tesla (1) 147,256 66,224
71,417
Broadline Retail  3.2%
Amazon.com (1) 532,323 122,871
122,871
Distributors  0.0%
Pool  2,167 496
496

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hotels, Restaurants & Leisure  1.8%
Airbnb, Class A (1) 9,300 1,262
Booking Holdings  2,247 12,033
Chipotle Mexican Grill (1) 166,505 6,161
Darden Restaurants  6,540 1,203
Domino's Pizza  4,958 2,067
DoorDash, Class A (1) 24,836 5,625
Hilton Worldwide Holdings  24,060 6,911
Las Vegas Sands  32,435 2,111
McDonald's  75,973 23,220
Royal Caribbean Cruises  17,608 4,911
Wingstop  7,479 1,784
Yum! Brands  8,566 1,296
68,584
Household Durables  0.1%
NVR (1) 611 4,456
4,456
Specialty Retail  2.1%
AutoZone (1) 3,491 11,840
Carvana (1) 12,884 5,437
Home Depot  63,688 21,915
Lowe's  42,425 10,231
O'Reilly Automotive (1) 123,790 11,291
Ross Stores  34,420 6,201
TJX  72,458 11,130
Ulta Beauty (1) 3,908 2,364
80,409
Textiles, Apparel & Luxury Goods  0.0%
NIKE, Class B  23,298 1,484
1,484
Total Consumer Discretionary 349,717
CONSUMER STAPLES  4.6%
Beverages  0.9%
Coca-Cola  246,811 17,255
Keurig Dr Pepper  209,757 5,875
Monster Beverage (1) 48,370 3,709
PepsiCo  68,710 9,861
36,700
Consumer Staples Distribution & Retail  1.3%
Costco Wholesale  23,231 20,033

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Target  6,400 626
Walmart  264,052 29,418
50,077
Food Products  0.3%
General Mills  50,024 2,326
Ingredion  22,525 2,484
Lamb Weston Holdings  36,340 1,522
Magnum Ice Cream (1) 13,121 208
Mondelez International, Class A  54,565 2,937
Tyson Foods, Class A  15,185 890
10,367
Household Products  1.1%
Colgate-Palmolive  182,492 14,420
Procter & Gamble  203,963 29,230
43,650
Personal Care Products  0.3%
elf Beauty (1) 16,159 1,229
Estee Lauder, Class A  36,557 3,828
Kenvue  95,664 1,650
Unilever, ADR (2) 58,318 3,814
10,521
Tobacco  0.7%
Altria Group  71,619 4,130
Philip Morris International  131,914 21,159
25,289
Total Consumer Staples 176,604
ENERGY  2.7%
Energy Equipment & Services  0.2%
Baker Hughes  60,300 2,746
SLB  112,603 4,322
7,068
Oil, Gas & Consumable Fuels  2.5%
Chevron  117,620 17,926
ConocoPhillips  143,023 13,388
Diamondback Energy  24,405 3,669
EOG Resources  62,130 6,524
EQT  41,387 2,218
Expand Energy  18,563 2,049
Exxon Mobil  261,465 31,465
Marathon Petroleum  19,370 3,150

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Targa Resources  23,513 4,338
Valero Energy  21,524 3,504
Williams  161,581 9,713
97,944
Total Energy 105,012
FINANCIALS  13.1%
Banks  3.1%
Bank of America  455,689 25,063
Citigroup  169,938 19,830
East West Bancorp  29,422 3,307
Fifth Third Bancorp  73,316 3,432
Huntington Bancshares  194,838 3,380
JPMorgan Chase  138,009 44,469
KeyCorp  120,520 2,487
Popular  9,213 1,147
Truist Financial  18,944 932
U.S. Bancorp  171,862 9,171
Wells Fargo  56,723 5,287
Western Alliance Bancorp  17,711 1,489
119,994
Capital Markets  3.1%
Ares Management, Class A  28,708 4,640
Bank of New York Mellon  55,425 6,434
Blackrock  7,977 8,538
Blackstone  21,836 3,366
Cboe Global Markets  22,164 5,563
Charles Schwab  148,702 14,857
CME Group  58,733 16,039
Goldman Sachs Group  12,555 11,036
Intercontinental Exchange  13,290 2,153
KKR  52,017 6,631
Moody's  12,164 6,214
Morgan Stanley  56,293 9,994
MSCI  4,100 2,352
Robinhood Markets, Class A (1) 31,047 3,511
S&P Global  15,406 8,051
State Street  15,463 1,995
TPG  41,033 2,620
Tradeweb Markets, Class A  53,657 5,770
119,764
Consumer Finance  0.4%
American Express  28,220 10,440

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial  22,704 5,502
15,942
Financial Services  3.9%
Apollo Global Management  27,702 4,010
Berkshire Hathaway, Class B (1) 73,618 37,004
Block (1) 116,420 7,578
Corebridge Financial  64,295 1,940
Corpay (1) 25,348 7,628
Equitable Holdings  72,556 3,457
Fiserv (1) 16,682 1,121
Global Payments  4,212 326
Klarna Group (1) 14,923 432
Mastercard, Class A  62,879 35,896
Rocket, Class A  104,767 2,028
Visa, Class A  126,090 44,221
Voya Financial  50,535 3,764
149,405
Insurance  2.6%
Allstate  79,599 16,569
American International Group  88,366 7,560
Arthur J Gallagher  7,278 1,883
Axis Capital Holdings  16,466 1,763
Chubb  86,356 26,953
Hartford Insurance Group  63,612 8,766
Marsh & McLennan  82,684 15,340
MetLife  93,023 7,343
Progressive  37,311 8,496
RenaissanceRe Holdings  13,369 3,759
Travelers  7,807 2,265
100,697
Total Financials 505,802
HEALTH CARE  9.6%
Biotechnology  1.8%
AbbVie  86,983 19,875
Amgen  6,371 2,085
BeOne Medicines, ADR (1) 11,185 3,398
Gilead Sciences  169,702 20,829
Regeneron Pharmaceuticals  10,377 8,010
United Therapeutics (1) 5,606 2,732
Vertex Pharmaceuticals (1) 26,968 12,226
69,155

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  1.8%
Abbott Laboratories  109,970 13,778
Becton Dickinson & Company  8,315 1,614
Boston Scientific (1) 77,526 7,392
Edwards Lifesciences (1) 17,900 1,526
IDEXX Laboratories (1) 4,123 2,789
Intuitive Surgical (1) 26,167 14,820
Medline, Class A (1) 42,869 1,801
Medtronic  53,095 5,100
ResMed  25,599 6,166
Stryker  26,384 9,273
Zimmer Biomet Holdings  46,639 4,194
68,453
Health Care Providers & Services  2.0%
Cardinal Health  17,786 3,655
Cencora  46,701 15,773
Centene (1) 39,245 1,615
Cigna Group  17,725 4,878
CVS Health  89,022 7,065
Elevance Health  6,403 2,245
Encompass Health  18,508 1,964
McKesson  17,866 14,655
Quest Diagnostics  8,130 1,411
Tenet Healthcare (1) 21,891 4,350
UnitedHealth Group  61,775 20,393
78,004
Life Sciences Tools & Services  0.9%
Danaher  52,242 11,959
IQVIA Holdings (1) 7,087 1,598
Mettler-Toledo International (1) 1,076 1,500
Thermo Fisher Scientific  25,857 14,983
Waters (1) 3,200 1,215
West Pharmaceutical Services  7,000 1,926
33,181
Pharmaceuticals  3.1%
Bristol-Myers Squibb  23,267 1,255
Chugai Pharmaceutical, ADR  149,131 3,918
Eli Lilly  47,033 50,545
Johnson & Johnson  145,036 30,015
Merck  214,463 22,574
Pfizer  128,455 3,199
Viatris  381,275 4,747

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zoetis  13,100 1,648
117,901
Total Health Care 366,694
INDUSTRIALS & BUSINESS SERVICES  6.8%
Aerospace & Defense  1.7%
Boeing (1) 54,731 11,883
General Electric  68,249 21,023
Howmet Aerospace  30,213 6,194
L3Harris Technologies  16,575 4,866
Lockheed Martin  4,662 2,255
Northrop Grumman  19,816 11,299
RTX  25,392 4,657
TransDigm Group  2,445 3,252
65,429
Building Products  0.3%
Carrier Global  50,784 2,683
Johnson Controls International  41,420 4,960
Trane Technologies  12,171 4,737
12,380
Commercial Services & Supplies  0.7%
Cintas  22,276 4,190
Republic Services  16,370 3,469
Veralto  5,400 539
Waste Connections  51,536 9,037
Waste Management  36,456 8,010
25,245
Construction & Engineering  0.1%
API Group (1) 62,798 2,403
2,403
Electrical Equipment  0.5%
AMETEK  11,839 2,431
Emerson Electric  17,221 2,285
GE Vernova  6,453 4,217
Hubbell  11,341 5,037
Vertiv Holdings, Class A  34,372 5,569
19,539
Ground Transportation  0.7%
Canadian National Railway  33,484 3,310
CSX  244,103 8,849
Old Dominion Freight Line  47,750 7,487

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Saia (1) 16,637 5,432
Uber Technologies (1) 24,411 1,995
Union Pacific  5,527 1,278
28,351
Industrial Conglomerates  0.2%
3M  20,200 3,234
Honeywell International  25,234 4,923
8,157
Machinery  1.8%
Caterpillar  32,000 18,332
Cummins  7,628 3,894
Deere  20,707 9,641
Dover  23,665 4,620
Esab  24,328 2,718
Fortive  104,064 5,745
Ingersoll Rand  33,608 2,662
Middleby (1) 23,789 3,537
PACCAR  35,900 3,931
Parker-Hannifin  13,869 12,190
Stanley Black & Decker  19,543 1,452
Xylem  10,454 1,424
70,146
Passenger Airlines  0.1%
United Airlines Holdings (1) 25,857 2,891
2,891
Professional Services  0.5%
Automatic Data Processing  12,952 3,332
Booz Allen Hamilton Holding  36,963 3,118
Broadridge Financial Solutions  7,281 1,625
Dayforce (1) 6,893 477
Equifax  11,011 2,389
SS&C Technologies Holdings  13,968 1,221
Verisk Analytics  30,283 6,774
18,936
Trading Companies & Distributors  0.2%
SiteOne Landscape Supply (1) 11,883 1,480
W.W. Grainger  4,518 4,559
6,039
Total Industrials & Business Services 259,516

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY  31.6%
Communications Equipment  1.1%
Arista Networks (1) 83,349 10,921
Cisco Systems  263,153 20,271
F5 (1) 13,427 3,427
Motorola Solutions  17,806 6,826
41,445
Electronic Equipment, Instruments & Components  1.5%
Amphenol, Class A  121,262 16,387
CDW  7,651 1,042
Corning  39,994 3,502
Keysight Technologies (1) 46,330 9,414
TE Connectivity  60,971 13,871
Teledyne Technologies (1) 25,733 13,143
57,359
IT Services  1.3%
Accenture, Class A  56,110 15,054
Amdocs  31,908 2,569
Cognizant Technology Solutions, Class A  71,768 5,957
GoDaddy, Class A (1) 24,130 2,994
International Business Machines  67,722 20,060
VeriSign  13,616 3,308
49,942
Semiconductors & Semiconductor Equipment  12.1%
Advanced Micro Devices (1) 109,355 23,419
Analog Devices  8,800 2,387
Applied Materials  30,339 7,797
Broadcom  275,544 95,366
First Solar (1) 9,280 2,424
Intel (1) 235,899 8,705
KLA  12,186 14,807
Lam Research  76,600 13,112
Marvell Technology  23,635 2,009
Microchip Technology  8,800 561
Micron Technology  60,414 17,243
Monolithic Power Systems  10,709 9,706
NVIDIA  1,345,827 250,997
QUALCOMM  76,454 13,077
Teradyne  16,811 3,254
Texas Instruments  17,594 3,052
467,916

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Software  9.7%
Adobe (1) 13,637 4,773
AppLovin, Class A (1) 18,046 12,160
Autodesk (1) 6,918 2,048
Cadence Design Systems (1) 5,797 1,812
Check Point Software Technologies (1) 14,204 2,636
Crowdstrike Holdings, Class A (1) 13,706 6,425
Datadog, Class A (1) 40,780 5,546
Descartes Systems Group (1) 43,961 3,853
Fair Isaac (1) 824 1,393
Fortinet (1) 108,415 8,609
HubSpot (1) 2,400 963
Intuit  27,381 18,138
Microsoft  431,543 208,703
Oracle  91,297 17,795
Palantir Technologies, Class A (1) 122,878 21,841
Palo Alto Networks (1) 74,381 13,701
PTC (1) 38,454 6,699
Roper Technologies  12,629 5,621
Salesforce  44,182 11,704
ServiceNow (1) 110,831 16,978
Synopsys (1) 3,300 1,550
Workday, Class A (1) 14,474 3,109
376,057
Technology Hardware, Storage & Peripherals  5.9%
Apple  788,680 214,410
Dell Technologies, Class C  12,949 1,630
NetApp  31,150 3,336
Sandisk (1) 6,495 1,542
Seagate Technology Holdings  18,591 5,120
Western Digital  22,196 3,824
229,862
Total Information Technology 1,222,581
MATERIALS  1.6%
Chemicals  0.8%
CF Industries Holdings  13,991 1,082
Corteva  34,123 2,287
Dow  20,204 473
Ecolab  15,524 4,076
Linde  40,543 17,287
Mosaic  30,898 744
RPM International  4,430 461

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sherwin-Williams  13,651 4,423
30,833
Construction Materials  0.2%
CRH  35,200 4,393
Martin Marietta Materials  6,400 3,985
8,378
Containers & Packaging  0.2%
Ball  44,700 2,368
International Paper  81,534 3,211
Packaging Corp. of America  5,371 1,108
6,687
Metals & Mining  0.4%
Agnico Eagle Mines  4,859 824
Franco-Nevada  22,666 4,698
Freeport-McMoRan  73,813 3,749
Newmont  12,700 1,268
Steel Dynamics  21,213 3,595
14,134
Paper & Forest Products  0.0%
West Fraser Timber  30,290 1,851
1,851
Total Materials 61,883
REAL ESTATE  1.3%
Health Care Real Estate Investment Trusts  0.2%
Ventas, REIT  21,359 1,653
Welltower, REIT  39,726 7,373
9,026
Industrial Real Estate Investment Trusts  0.3%
Prologis, REIT  60,964 7,783
Rexford Industrial Realty, REIT  110,162 4,265
12,048
Office Real Estate Investment Trusts  0.0%
BXP, REIT  17,125 1,156
1,156
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 23,984 3,856
CoStar Group (1) 8,772 590
4,446

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment Trusts  0.1%
AvalonBay Communities, REIT  11,084 2,010
Equity LifeStyle Properties, REIT  10,300 624
Essex Property Trust, REIT  8,022 2,099
Sun Communities, REIT  8,147 1,010
5,743
Retail Real Estate Investment Trusts  0.1%
Kimco Realty, REIT  66,639 1,351
Regency Centers, REIT  19,108 1,319
Simon Property Group, REIT  13,320 2,465
5,135
Specialized Real Estate Investment Trusts  0.5%
American Tower, REIT  38,004 6,673
CubeSmart, REIT  44,140 1,591
Equinix, REIT  8,395 6,432
Public Storage, REIT  10,644 2,762
17,458
Total Real Estate 55,012
UTILITIES  2.6%
Electric Utilities  1.6%
Alliant Energy  78,326 5,092
Constellation Energy  15,342 5,420
Duke Energy  71,412 8,370
Entergy  13,508 1,249
Evergy  48,622 3,525
NextEra Energy  155,224 12,461
PG&E  390,116 6,269
Southern  103,537 9,028
Xcel Energy  149,475 11,040
62,454
Gas Utilities  0.1%
Atmos Energy  34,151 5,725
5,725
Independent Power & Renewable Electricity
Producers  0.1%
Vistra  25,436 4,104
4,104
Multi-Utilities  0.8%
Ameren  55,618 5,554
CMS Energy  93,960 6,570

T. ROWE PRICE Hedged Equity Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consolidated Edison  74,182 7,368
DTE Energy  43,298 5,584
Sempra  78,795 6,957
WEC Energy Group  7,412 782
32,815
Total Utilities 105,098
Total Common Stocks (Cost $2,422,751) 3,549,661
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  0.8%
U.S. Treasury Obligations  0.8%
U.S. Treasury Notes, 4.625%, 9/15/26 (3) 32,000,000 32,232
32,232
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $32,133) 32,232
SHORT-TERM INVESTMENTS  7.1%
Money Market Funds  6.5%
T. Rowe Price Government Reserve Fund, 3.77% (4)(5) 249,204,158 249,204
249,204
U.S. Treasury Obligations  0.6%
U.S. Treasury Bills, 3.768%, 2/19/26  6,630,000 6,599
U.S. Treasury Bills, 3.824%, 1/22/26  880,000 878
U.S. Treasury Bills, 3.90%, 1/8/26  16,020,000 16,011
23,488
Total Short-Term Investments (Cost $272,686) 272,692
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.75% (4)(5) 3,711,934 3,712
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 3,712
Total Securities Lending Collateral (Cost $3,712) 3,712
a a a

T. ROWE PRICE Hedged Equity Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.3%
OTC Options Purchased 0.3%
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
S&P 500 Index,
Put, 10/16/26 @
$5,900.00 (1) 217 148,547 3,056
Morgan Stanley
S&P 500 Index,
Put, 12/18/26 @
$6,000.00 (1) 220 150,601 4,076
Wells Fargo
S&P 500 Index,
Put, 11/20/26 @
$5,900.00 (1) 217 148,547 3,426
Total Options Purchased (Cost $13,228) 10,558
Total Investments in Securities
100.1% of Net Assets
(Cost $2,744,510) $ 3,868,855
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2025.
(3) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
OTC Over-the-counter
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Hedged Equity Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 538 S&P 500 E-Mini Index contracts 3/26 (185,408) $ (554)
Long, 4,223 U.S. Treasury Notes ten year
contracts 3/26 474,823 (3,653)
Net payments (receipts) of variation margin to date 4,741
Variation margin receivable (payable) on open futures contracts $ 534

T. ROWE PRICE Hedged Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 8,528++
T. Rowe Price Treasury Reserve Fund, 3.75% — — 1,117++
Totals $ —# $ — $ 9,645+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 1,024  ¤  ¤ $ 249,204
T. Rowe Price Treasury
Reserve Fund, 3.75% 275,964  ¤  ¤ 3,712
Total $ 252,916^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $9,645 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $252,916.

T. ROWE PRICE Hedged Equity Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $2,744,510) $ 3,868,855
Receivable for shares sold 13,176
Dividends and interest receivable 2,357
Due from affiliates 1,317
Receivable for investment securities sold 618
Variation margin receivable on futures contracts 534
Foreign currency (cost $17) 17
Other assets 42
Total assets 3,886,916
Liabilities
Payable for shares redeemed 16,650
Obligation to return securities lending collateral 3,712
Payable for investment securities purchased 1,651
Investment management fees payable 1,462
Payable to directors 3
Other liabilities 39
Total liabilities 23,517
Commitments and Contingent Liabilities (note 7 )
NET ASSETS $ 3,863,399

T. ROWE PRICE Hedged Equity Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 888,374
Paid-in capital applicable to 294,890,535 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 2,975,025
NET ASSETS $ 3,863,399
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $7,038; Shares outstanding: 542,205) $ 12.98
I Class
(Net assets: $408,418; Shares outstanding: 31,323,785) $ 13.04
Z Class
(Net assets: $3,447,943; Shares outstanding:
263,024,545) $ 13.11

T. ROWE PRICE Hedged Equity Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $53) $ 50,687
.
  Interest 2,558
Other 10
Total income 53,255
Expenses
Investment management 16,808
Shareholder servicing
Investor Class $ 22
I Class 136 158
Prospectus and shareholder reports
Investor Class 3
I Class 3
Z Class 7 13
Custody and accounting 297
Legal and audit 145
Registration 46
Directors 12
Miscellaneous 100
Waived / paid by Price Associates (15,456)
Total expenses 2,123
Net investment income 51,132

T. ROWE PRICE Hedged Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 159,290
Futures (79,207)
Net realized gain 80,083
Change in net unrealized gain / loss
Securities 306,214
Futures (7,971)
Change in net unrealized gain / loss 298,243
Net realized and unrealized gain / loss 378,326
INCREASE IN NET ASSETS FROM OPERATIONS $ 429,458

T. ROWE PRICE Hedged Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 51,132 $ 55,644
Net realized gain (loss) 80,083 (20,669)
Change in net unrealized gain / loss 298,243 596,390
Increase in net assets from operations 429,458 631,365
Distributions to shareholders
Net earnings
Investor Class (394) (103)
I Class (23,096) (13,012)
Z Class (209,045) (102,807)
Decrease in net assets from distributions (232,535) (115,922)
Capital share transactions
*
Shares sold
Investor Class 6,455 6,077
I Class 59,288 403,421
Z Class 339,899 230,523
Distributions reinvested
Investor Class 377 103
I Class 23,096 13,012
Z Class 209,045 102,807
Shares redeemed
Investor Class (3,937) (2,773)
I Class (151,836) (94,992)
Z Class (609,000) (564,694)
Increase (decrease) in net assets from capital
share transactions (126,613) 93,484

T. ROWE PRICE Hedged Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 70,310 608,927
Beginning of period 3,793,089 3,184,162
End of period $ 3,863,399 $ 3,793,089
*Share information (000s)
Shares sold
Investor Class 508 500
I Class 4,622 32,920
Z Class 26,382 19,705
Distributions reinvested
Investor Class 29 8
I Class 1,761 1,025
Z Class 15,861 8,070
Shares redeemed
Investor Class (310) (226)
I Class (11,837) (7,703)
Z Class (46,820) (47,044)
Increase (decrease) in shares outstanding (9,804) 7,255

T. ROWE PRICE Hedged Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Equity Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Hedged Equity Fund
(the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term capital growth. The fund has three classes of shares: the Hedged Equity Fund
(Investor Class), the Hedged Equity Fund–I Class (I Class) and the Hedged
Equity Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts.
The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs

T. ROWE PRICE Hedged Equity Fund

are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Hedged Equity Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial

T. ROWE PRICE Hedged Equity Fund

instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;

T. ROWE PRICE Hedged Equity Fund

a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Hedged Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 3,549,661 $ — $ — $ 3,549,661
U.S. Government Agency
Obligations (Excluding
Mortgage-Backed) — 32,232 — 32,232
Short-Term Investments 249,204 23,488 — 272,692
Securities Lending Collateral 3,712 — — 3,712
Options Purchased — 10,558 — 10,558
Total $ 3,802,577 $ 66,278 $ — $ 3,868,855
Liabilities
Futures Contracts* $ 4,207 $ — $ — $ 4,207
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Hedged Equity Fund

asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Securities^ $ 10,558
^
,*
Total $ 10,558
^
,*
Liabilities
Interest rate derivatives Futures $ 3,653
Equity derivatives Futures 554
Total $ 4,207
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
^ Options purchased are reported as securities and are reflected in the accompanying
Portfolio of Investments.

T. ROWE PRICE Hedged Equity Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^ Futures Total
Realized Gain (Loss)
Interest rate derivatives $ — $ 15,428 $ 15,428
Equity derivatives (10,511) (94,635) (105,146)
Total $ (10,511) $ (79,207) $ (89,718)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ — $ 1,094 $ 1,094
Equity derivatives (4,352) (9,065) (13,417)
Total $ (4,352) $ (7,971) $ (12,323)
^ Options purchased are reported as securities.

T. ROWE PRICE Hedged Equity Fund

to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of
December 31, 2025, collateral pledged by counterparties to the fund for bilateral

T. ROWE PRICE Hedged Equity Fund

derivatives consisted of $10,161,000 cash. As of December 31, 2025, securities valued at $20,221,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 15% and
30% of net assets.
Options   The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risk.
The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying

T. ROWE PRICE Hedged Equity Fund

Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of
Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations.
In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and, for options written, the potential for losses to exceed any premium received by the fund. During the year ended
December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 10% and 12% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails

T. ROWE PRICE Hedged Equity Fund

to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $3,623,000; the value of cash collateral and related investments was $3,712,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $1,895,926,000 and $2,287,238,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to deemed distributions on shareholder redemptions.

T. ROWE PRICE Hedged Equity Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on certain open derivative contracts, and
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 160,078 $ 115,922
Long-term capital gain 72,457 —
Total distributions $ 232,535 $ 115,922
($000s)
Cost of investments $ 2,917,921
Unrealized appreciation $ 1,173,262
Unrealized depreciation (222,881)
Net unrealized appreciation (depreciation) $ 950,381
($000s)
Undistributed ordinary income $ 9,150
Undistributed long-term capital gain 29,848
Net unrealized appreciation (depreciation) 950,381
Loss carryforwards and deferrals (101,000)
Other temporary differences (5)
Total distributable earnings (loss) $ 888,374

T. ROWE PRICE Hedged Equity Fund

straddles. The loss carryforwards and deferrals primarily relate to straddle deferrals. Other temporary differences relate primarily to differences in treatment of corporate actions.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.16%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and

T. ROWE PRICE Hedged Equity Fund

may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.

T. ROWE PRICE Hedged Equity Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $13,000 remain subject to repayment by the fund at December 31, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for
Price Associates and $23,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.75% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 N/A
(Waived)/repaid during the period ($000s) $(8) $— $(15,448)

T. ROWE PRICE Hedged Equity Fund

by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $130,000 for shareholder servicing costs related to the college savings plans, of which $19,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 92% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of December 31, 2025.

T. ROWE PRICE Hedged Equity Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Hedged Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Equity Funds, Inc. and
Shareholders of T. Rowe Price Hedged Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Hedged Equity Fund (one of the funds constituting T. Rowe Price Equity Funds, Inc., referred to hereafter as the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025 and the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the years ended December
31, 2025 and 2024, and for the period July 5, 2023 (Inception) through
December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the years ended December 31, 2025 and 2024, and for the period July 5, 2023 (Inception) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Hedged Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Hedged Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$75,058,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $27,475,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $26,184,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section
163(j), $11,759,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $1,544,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1544-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026